Note 12 - Subsequent Events	9 Months Ended
Sep. 30, 2016
Subsequent Events [Abstract]
Note 12 - Subsequent Events

12.   Subsequent Events

a)   Subsequent to September 30, 2016, the Company received proceeds of $56,100 pursuant to stock subscription agreements, whereby the Company sold 56,100 shares of common stock of the Company at $1.00 per share.

b)    On November 8, 2016, the Company entered into a loan agreement for $90,000 which bears interest at 12% per annum, matures on Nov 8, 2017 and collateralized by one of ARP’s properties.

c)     On November 8, 2016, the Company issued 300,026 shares of common stock upon the exercise of option to convert all the outstanding 300,026 units in the AHIT-Valfre, LLP into the Company’s common stock.

d)    On November 8, 2016, the Company issued 3,896 shares of common stock with a fair value of $6,819 to the limited partner of AHIT-Valfre, LLP pursuant to the AHIT-Valfre UPREIT agreement to reimburse for the escrows maintained under the AHIT-Valfre mortgages prior to the assumptions of the mortgages and escrow balance by AHIT-Valfre on August 3, 2015.